Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Disclosure of reconciliation of other equity instruments	The following tables summarize the data relating to BCEs as well as the assumptions used for the measurement thereof in accordance with IFRS 2 – Share-based Payment:

GRANT D ATE	TYPE	NUMBER OF BCEs ISSUED	NUMBER OF BCE OUTSTAND ING AS OF JANUARY 1, 2025	NUMBER OF ISSUED BCEs	NUMBER OF LAPSED BCEs	NUMBER OF EXERCISE D BCEs	NUMBER OF BCEs OUTSTAND ING	NUMBER OF BCEs EXERCISA BLE	MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIO NS ARE MET
				YEAR ENDED DECEMBER 31, 2025			AS OF DECEMBER 31, 2025
2016-11-07	BCE-2016-1	84,000	18,796	—	—	(18,796)	—	—	—
2017-01-23	BCE-2017-1	67,374	67,000	—	—	(33,313)	33,687	33,687	33,687
2017-11-20	BCE-2017-2	150,000	112,500	—	—	—	112,500	112,500	112,500
2017-11-20	BCE-2017-4	67,374	67,373	—	—	(33,686)	33,687	—	33,687
2017-11-20	BCE-2017-5	67,374	33,687	—	—	(16,843)	16,844	—	16,844
2018-03-15	BCE-2018-1	22,000	11,980	—	—	(9,440)	2,540	2,540	2,540
2018-05-14	BCE-2018-4	16,843	16,843	—	—	(8,422)	8,421	8,421	8,421
2018-05-14	BCE-2018-5	22,000	2,000	—	—	(2,000)	—	—	—
	Total BCEs	496,965	330,179	—	—	(122,500)	207,679	157,148	207,679
The following tables summarize the data relating to BSAs as well as the assumptions used for the measurement thereof in accordance with IFRS 2—Share-based Payment:

GRANT DA TE	TYPE	Total NUMBER OF BSAs ISSUED	NUMBER OF BSAs OUTSTAND ING AS OF JANUARY 1, 2025	NUMBER OF ISSUED BSAs		NUMBER OF LAPSED BSAs	NUMBER OF EXERCISE D BSAs	NUMBER OF BSAs OUTSTAND ING		NUMBER OF BSAs EXERCISA BLE		MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIO NS ARE MET
				YEAR ENDED DECEMBER 31, 2025				AS OF DECEMBER 31, 2025
2015-12-04	BSA-2015-11	96,924	96,924	—		—	(96,924)	—		—		—
2015-12-04	BSA-2015-12	82,000	16,400	—		—	(16,400)	—		—		—
2017-09-18	BSA-2017-1	16,400	16,400	—		—	(16,400)	—		—		—
2018-01-22	BSA-2018-1	49,200	16,400	—		—	—	16,400		16,400		16,400
2024-04-04	BSA-2024-1	58,365	58,365	—		—	(4,863)	53,502		9,726		53,502
2024-04-04	BSA-2024-2	19,455	19,455	—		—	—	19,455		4,863		19,455
2025-01-13	BSA-2025-1	100,000	—	100,000		—	—	100,000		—		100,000
2025-01-13	BSA-2025-2	25,000	—	25,000		—	—	25,000		—		25,000
2025-04-22	BSA-2025-3	39,370	—	39,370		—	—	39,370	0	—	3 9 , 3 7 0	39,370
	Total BSAs	486,714	223,944	164,370	—	—	(134,587)	253,727	0	30,989	0	253,727
The following tables summarize the data relating to AGAs as well as the assumptions used for the measurement thereof in accordance with IFRS 2—Share-based Payment:

GRANT DATE	TYPE		Total NUMBER OF AGAs ISSUED	NUMBER OF AGAs OUTSTANDING AS OF JANUARY 1, 2025	NUMBER OF ISSUED AGAs	NUMBER OF LAPSED AGAs	NUMBER OF VESTED AGAs	NUMBER OF AGAs OUTSTANDING
					YEAR ENDED DECEMBER 31, 2025			AS OF DECEMBER 31, 2025
07/11/23	AGA-2023-1		1,382,796	780,040	—	—	(230,464)	549,576
07/11/23	AGA-2023-2		100,000	75,000	—	(75,000)	—	—
09/28/23	AGA-2023-3		731,500	485,875	—	(34,750)	(251,125)	200,000
09/28/23	AGA-2023-4		254,250	213,250	—	(15,000)	(108,500)	89,750
12/01/23	AGA-2023-5		132,750	81,250	—	(26,000)	(27,625)	27,625
02/01/24	AGA-2024-1		1,549,125	1,355,625	—	(134,125)	—	1,221,500
03/28/24	AGA-2024-2		22,500	22,500	—	—	—	22,500
05/23/24	AGA-2024-3		38,500	38,500	—	(13,000)	—	25,500
07/11/24	AGA-2024-4		93,000	93,000	—	—	—	93,000
07/11/24	AGA-2024-5		25,000	25,000	—	—	—	25,000
07/11/24	AGA-2024-6		20,000	20,000	—	—	(10,000)	10,000
09/05/24	AGA-2024-7		198,000	198,000	—	—	—	198,000
02/06/25	AGA-2025-1		4,319,500	—	4,319,500	(217,500)	—	4,102,000
02/06/25	AGA-2025-2		123,102	—	123,102	—	—	123,102
02/06/25	AGA-2025-3		17,625	—	17,625	—	—	17,625
02/06/25	AGA-2025-4		30,500	—	30,500	—	—	30,500
03/20/25	AGA-2025-5		50,000	—	50,000	(50,000)	—	—
05/30/25	AGA-2025-6		25,000	—	25,000	—	—	25,000
08/01/25	AGA-2025-7		1,711,000	—	1,711,000	(80,000)	—	1,631,000
11/13/25	AGA-2025-8		4,000	—	4,000	—	—	4,000
	Total AGAs	—	10,828,148	3,388,040	6,280,727	(645,375)	(627,714)	8,395,678

Disclosure of main data and assumptions used for the measurement of other equity instruments	The fair value of the BSAs was determined at grant date using the Black Scholes model, with the following assumptions:

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE BSA	NUMBER OF BSAs	SUBSCRIPTI ON PRICE	STRIKE PRICE PER SHARE	RISK FREE RATE	EXPECTED MATURITY	VOLATILITY
BSA 2024-1	€14.06	[€5.7-€6.5]	58,365	€2.57	€13.10	4.30%	[5.4-6.9 years]	60.41%
BSA 2024-2	€14.06	[€5.8-€6.6]	19,455	€2.57	€13.10	4.30%	[5.5-7.0 years]	60.41%
BSA-2025-1	€6.13	[€3.5-€3.9]	100,000	€2.00	€6.63	4.65%	[5.5-7.0 years]	60.88%
BSA-2025-2	€6.13	[€3.5-€3.9]	25,000	€2.00	€6.63	4.65%	[5.5-7.0 years]	60.88%
BSA-2025-3	€6.48	[€3.7-€4.1]	39,370	€1.27	€6.41	3.92%	[5.5- 7.0years]	60.69%

TYPE	FAIR VALUE OF THE UNDERLYING SHARE	FAIR VALUE OF THE AGA	AGA PRICE	MATURITY	VOLATILITY	RISK FREE RATE
AGA 2023-1 (Tranches 1-4)	€15.98	€15.98	€0.00	N/A	N/A	N/A
AGA 2023-1 (Tranche 5)	€15.98	€3.62	€0.00	2024-12-31	67.2%	3.20%
AGA 2023-1 (Tranche 6)	€15.98	€0.74	€0.00	2024-07-11	67.2%	3.20%
AGA 2023-2 (Tranche 1)	€15.98	€15.98	€0.00	N/A	N/A	N/A
AGA 2023-2 (Tranche 2)	€15.98	€9.59	€0.00	N/A	N/A	N/A
AGA 2023-3	€14.92	€14.92	€0.00	N/A	N/A	N/A
AGA 2023-4	€14.92	€14.92	€0.00	N/A	N/A	N/A
AGA 2023-5	€9.16	€9.16	€0.00	N/A	N/A	N/A
AGA 2024-1	€12.26	€12.26	€0.00	N/A	N/A	N/A
AGA 2024-2	€13.40	€13.40	€0.00	N/A	N/A	N/A
AGA-2024-3	€12.76	€12.76	€0.00	N/A	N/A	N/A
AGA-2024-4	€12.54	€12.54	€0.00	N/A	N/A	N/A
AGA-2024-5	€12.54	€12.54	€0.00	N/A	N/A	N/A
AGA-2024-6	€12.54	€12.54	€0.00	N/A	N/A	N/A
AGA-2024-7	€10.80	€10.80	€0.00	N/A	N/A	N/A
AGA-2025-1	€5.82	€5.82	€0.00	N/A	N/A	N/A
AGA-2025-2	€5.82	€5.82	€0.00	N/A	N/A	N/A
AGA-2025-3	€5.82	€5.82	€0.00	N/A	N/A	N/A
AGA-2025-4	€5.82	€5.82	€0.00	N/A	N/A	N/A
AGA-2025-5	€6.17	€6.17	€0.00	N/A	N/A	N/A
AGA-2025-6	€5.17	€5.17	€0.00	N/A	N/A	N/A
AGA-2025-7	€61.20	€61.20	€0.00	N/A	N/A	N/A
AGA-2025-8	€89.40	€89.40	€0.00	N/A	N/A	N/A
The fair value of the Minimum Return Indemnifications was measured using the following assumptions:

Tranche B Minimum Return Indemnification (issued in March 2024)	AS OF MARCH 28, 2024	AS OF DECEMBER 31, 2024
Final redemption scenario probability	95%	95%
Minimal return	1.40x	1.40x
Discount rate	13%	8%
Probability-weighted present value of shortfall payment (in thousands of €)	1,959 (Final redemption) 68 (Tender offer)	2,635 (Final redemption) 136 (Tender offer)
Probability-weighted fair value of tranche A-B warrants with MRI (in thousands of €)	1,066 (Final redemption)	104 (Final redemption)
Probability-weighted fair value of tranche A-B warrants without MRI (in thousands of €)	1,410 (Final redemption)	241 (Final redemption)
Total fair value of MRI (in thousands of €)	1,615 (Final redemption, i.e. a+b-c) 68 (Tender offer)	2,499 (Final redemption, i.e. a+b-c) 136 (Tender offer)
Fair value of Tranche B MRI (in thousands of €)	1,683	2,636

Tranche C Minimum Return Indemnification (issued in June 2024)	AS OF JUNE 21, 2024	AS OF DECEMBER 31, 2024
Final redemption scenario probability	95%	95%
Minimal return	1.30x	1.30x
Discount rate	15%	8%
(a) Probability-weighted present value of shortfall payment (in thousands of €)	741 (Final redemption) 0 (Tender offer)	1,160 (Final redemption) 43 (Tender offer)
(b) Probability-weighted fair value of tranche C warrants with MRI (in thousands of €)	2,948 (Final redemption)	684 (Final redemption)
(c) Probability-weighted fair value of tranche C warrants without MRI (in thousands of €)	3,250 (Final redemption)	903 (Final redemption)
Total fair value of MRI (in thousands of €)	475 (Final redemption, i.e. a+b-c) 0 (Tender offer)	941 (Final redemption, i.e. a+b-c) 43 (Tender offer)
Fair value of Tranche C MRI (in thousands of €)	475	984
The
main data and assumptions are the following:

Kreos/Claret Tranche A-B BSA - August 2023	AS OF AUGUST 22, 2023 (Tranche A-B)	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
Number of outstanding BSA	214,198	214,198	214,198
Exercise price per share	€18.67	€18.67	€18.67
Ordinary share price	€17.10	€9.82	€6.76
Exercise date	19/08/2030 (expiry) 18/02/2027 (tender offer)	19/08/2030 (expiry) 18/02/2027 (tender offer)	19/08/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	50%	95%	95%
Volatility	71.9% (expiry) 65.2% (tender offer)	59.5% (expiry) 64.9% (tender offer)	44.3% (expiry) 44.3% (tender offer)
Dividend	—%	—%	—%
Risk-free rate	3.00%	2.30%	2.9% (expiry) 2.9% (tender offer)
Fair value of issued Kreos/Claret Tranche A-B BSA	2,092	920	243

Kreos/Claret Tranche C BSA - November 2023	AS OF NOVEMBER 2, 2023	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
Number of outstanding BSA	405,832	405,832	405,832
of which, number of conditional BSA	202,915	202,916	0
Exercise price per share	€9.86	€9.86	€9.86
Ordinary share price	€8.89	€9.82	€6.67
Exercise date	01/11/2030 (expiry) 18/02/2027 (tender offer)	01/11/2030 (expiry) 18/02/2027 (tender offer)	01/11/2030 (expiry) 18/02/2027 (tender offer)
7-year expiry scenario probability	95%	95%	95%
Probability of Drawdown of Tranche C credit facility	30%	30%	Drawn on June 21, 2024
Volatility	67.3% (expiry) 64.3% (tender offer)	67.4% (expiry) 64.9% (tender offer)	44.3% (expiry) 44.3% (tender offer)
Dividend	—%	—%	—%
Risk-free rate	3.00%	2.30%	2.9% (expiry) 2.9% (tender offer)
Fair value of issued Kreos/Claret Tranche C BSA	1,493	1,659	923

Disclosure of breakdown of the compensation expenses	Breakdown of the compensation expenses accounted for the period ended December 31, 2023, 2024 and 2025

TYPE (in thousands of euros)	YEAR ENDED DECEMBER 31, 2023	YEAR ENDED DECEMBER 31, 2024		YEAR ENDED DECEMBER 31, 2025
BCEs	(112)	(112)	0	—
BSAs	—	(211)	0	(289)
AGAs	(8,067)	(19,900)	0	(35,108)
Social taxes related to AGAs	(426)	(717)	0	(48,990)
Total	(8,605)	(20,941)	0	(84,387)